DESCRIPTION OF BUSNIESS (Details) (USD $)	1 Months Ended	12 Months Ended						0 Months Ended	1 Months Ended			2 Months Ended	3 Months Ended	4 Months Ended	0 Months Ended	3 Months Ended	1 Months Ended		0 Months Ended
	Dec. 31, 2007 vessel	Dec. 31, 2014 vessel	Dec. 31, 2013	Dec. 31, 2012 vessel	Dec. 31, 2010 vessel	Dec. 31, 2009 vessel	Dec. 31, 1996 vessel	Oct. 30, 2014 vessel	Sep. 30, 2014 company	May 31, 2014 vessel t	Apr. 30, 2014 vessel company t	Oct. 31, 2014 vessel	Sep. 30, 2014 vessel	Sep. 30, 2014 vessel	Mar. 31, 2015 vessel	Mar. 31, 2015 vessel	Mar. 31, 2015 company	Jan. 31, 2015 vessel	Apr. 24, 2014	Apr. 29, 2015 vessel	Sep. 15, 2014	Apr. 23, 2014
Significant Acquisitions and Disposals [Line Items]
Number of vessels in initial fleet							5
Number of vessels disposed of	1			3
Purchase of vessels					2	2
Number of Newbuildings on Order		14
Cash paid to acquire SPCs		$ 24,085,000	$ 0	$ 0
Cash acquired upon purchase of SPCs		68,560,000	0	0
Frontline 2012 [Member]
Significant Acquisitions and Disposals [Line Items]
Number of SPCs acquired									13		5
Number of Capesize Newbuildings Delivered								2		2	3	3	2	3
Number of SPCs expected to acquire											25
Number of Capesize Newbuildings Expected to be Delivered		10
Capesize drybulk size range											180,000
Number of Capesize Newbuildings Acquired											5
Noncash or Part Noncash Acquisition, Payables Assumed											150,000,000
Cash acquired upon purchase of SPCs									25,100,000		43,400,000
Karpasia [Member]
Significant Acquisitions and Disposals [Line Items]
Noncash or Part Noncash Acquisition, Payables Assumed											150,000,000
Cash paid to acquire SPCs											24,000,000
Purchase Obligation											31,000,000
Subsequent Event [Member]
Significant Acquisitions and Disposals [Line Items]
Vessels in fleet															47	18
Number of Newbuildings on Order															25	25	25
Vessels in Fleet, Time Charter															3	3	3
Vessels in Fleet, Spot Market															15	15	15
Number of Capesize Newbuildings Acquired																21
Number of Vessels Chartered-In															4	4	4			3
Number of Vessels Acquired through Joint Venture															1	1	1
Number of Vessels in Fleet, Long Time Charter															6	6	6
Subsequent Event [Member] | Frontline 2012 [Member]
Significant Acquisitions and Disposals [Line Items]
Number of SPCs acquired																	12
Number of Capesize Newbuildings Delivered																		4
Number of Capesize Newbuildings Acquired																17
Cash paid to acquire SPCs																	36,400,000
Cash acquired upon purchase of SPCs																	108,600,000
Capital Addition Purchase Commitments [Member]
Significant Acquisitions and Disposals [Line Items]
Noncash or Part Noncash Acquisition, Payables Assumed									490,000,000
Capital Addition Purchase Commitments [Member] | Karpasia [Member]
Significant Acquisitions and Disposals [Line Items]
Noncash or Part Noncash Acquisition, Payables Assumed											150,000,000
Capital Addition Purchase Commitments [Member] | Subsequent Event [Member] | Frontline 2012 [Member]
Significant Acquisitions and Disposals [Line Items]
Noncash or Part Noncash Acquisition, Payables Assumed																	$ 404,000,000
Common Stock [Member]
Significant Acquisitions and Disposals [Line Items]
Number of shares issued as consideration											15,500,000
Common Stock [Member] | Frontline 2012 [Member]
Significant Acquisitions and Disposals [Line Items]
Number of shares issued as consideration									31,000,000		15,500,000.0
Share price (in USD per share)									$ 11.51		$ 12.54		11.51	11.51							$ 11.51
Common Stock [Member] | Karpasia [Member]
Significant Acquisitions and Disposals [Line Items]
Number of shares issued as consideration									31,000,000		3,100,000.0								3,100,000.0
Share price (in USD per share)											$ 12.54											$ 12.54
Common Stock [Member] | Subsequent Event [Member] | Frontline 2012 [Member]
Significant Acquisitions and Disposals [Line Items]
Number of shares issued as consideration																	31,000,000
Capesize Vessels [Member]
Significant Acquisitions and Disposals [Line Items]
Vessels in fleet		13	4
Number of Newbuildings on Order		26	4